Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2013 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2013

and as supplemented May 2, 2013 and October 2, 2013

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 46 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 89 of the Fund’s statement of additional information (SAI).

The following is added after the last sentence of the “Fees and Expenses” paragraph on pages 3, 7, 11, 15, 20 and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.

The following is added after the “Fees and Expenses” sentence on page 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Class B and Class C shares of the Fund are not available for direct investments.

The following is added as a new line to the “Shareholder Fees” chart of the “Fees and Expenses” section on pages 3, 7, 11, and 15 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Maximum Account Fee	$20	[3]	None	$20	[3]	None

The following is added as a new line to the “Shareholder Fees” chart of the “Fees and Expenses” section on pages 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Maximum Account Fee	$20	[3]	None	$20	[3]

The following is inserted as a new footnote following the second footnote in the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

[3]
With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

Waddell & Reed Advisors Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2013 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2013

and as supplemented May 2, 2013 and October 2, 2013

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 46 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 89 of the Fund’s statement of additional information (SAI).

The following is added after the last sentence of the “Fees and Expenses” paragraph on pages 3, 7, 11, 15, 20 and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.

The following is added as a new line to the “Shareholder Fees” chart of the “Fees and Expenses” section on pages 3, 7, 11, and 15 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Maximum Account Fee	$20	[3]	None	$20	[3]	None

The following is inserted as a new footnote following the second footnote in the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

[3]
With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

Waddell & Reed Advisors Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2013 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2013

and as supplemented May 2, 2013 and October 2, 2013

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 46 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 89 of the Fund’s statement of additional information (SAI).

The following is added after the last sentence of the “Fees and Expenses” paragraph on pages 3, 7, 11, 15, 20 and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.

The following is added as a new line to the “Shareholder Fees” chart of the “Fees and Expenses” section on pages 3, 7, 11, and 15 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Maximum Account Fee	$20	[3]	None	$20	[3]	None

The following is inserted as a new footnote following the second footnote in the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

[3]
With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

Waddell & Reed Advisors Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2013 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2013

and as supplemented May 2, 2013 and October 2, 2013

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 46 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 89 of the Fund’s statement of additional information (SAI).

The following is added after the last sentence of the “Fees and Expenses” paragraph on pages 3, 7, 11, 15, 20 and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.

The following is added as a new line to the “Shareholder Fees” chart of the “Fees and Expenses” section on pages 3, 7, 11, and 15 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Maximum Account Fee	$20	[3]	None	$20	[3]	None

The following is inserted as a new footnote following the second footnote in the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

[3]
With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

Waddell & Reed Advisors High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2013 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2013

and as supplemented May 2, 2013 and October 2, 2013

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 46 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 89 of the Fund’s statement of additional information (SAI).

The following is added after the last sentence of the “Fees and Expenses” paragraph on pages 3, 7, 11, 15, 20 and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.

The following is added as a new line to the “Shareholder Fees” chart of the “Fees and Expenses” section on pages 3, 7, 11, and 15 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Maximum Account Fee	$20	[3]	None	$20	[3]	None

The following is inserted as a new footnote following the second footnote in the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

[3]
With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

Waddell & Reed Advisors Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2013 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2013

and as supplemented May 2, 2013 and October 2, 2013

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 46 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 89 of the Fund’s statement of additional information (SAI).

The following is added after the last sentence of the “Fees and Expenses” paragraph on pages 3, 7, 11, 15, 20 and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.

The following is added as a new line to the “Shareholder Fees” chart of the “Fees and Expenses” section on pages 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Maximum Account Fee	$20	[3]	None	$20	[3]

The following is inserted as a new footnote following the second footnote in the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

[3]
With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

Waddell & Reed Advisors Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2013 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2013

and as supplemented May 2, 2013 and October 2, 2013

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 46 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 89 of the Fund’s statement of additional information (SAI).

The following is added after the last sentence of the “Fees and Expenses” paragraph on pages 3, 7, 11, 15, 20 and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.

The following is added as a new line to the “Shareholder Fees” chart of the “Fees and Expenses” section on pages 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Maximum Account Fee	$20	[3]	None	$20	[3]

The following is inserted as a new footnote following the second footnote in the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

[3]
With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

Waddell & Reed Advisors Cash Management
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2013 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2013

and as supplemented May 2, 2013 and October 2, 2013

The following is added after the “Fees and Expenses” sentence on page 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Class B and Class C shares of the Fund are not available for direct investments.

The following is added as a new line to the “Shareholder Fees” chart of the “Fees and Expenses” section on pages 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Maximum Account Fee	$20	[3]	None	$20	[3]

The following is inserted as a new footnote following the second footnote in the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

[3]
With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.